Correction of Errors And Restatement - Consolidated Balance Sheet (Detail) - USD ($) $ in Thousands	Jun. 30, 2018		Mar. 31, 2018	Dec. 31, 2017		Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Condensed Balance Sheet Statements, Captions [Line Items]
Loans held for investment	$ 917,521	[1]		$ 869,119	[1],[2]			$ 772,861	[2]
SBA servicing asset	3,521		$ 3,512	3,411		$ 3,515	$ 3,288	3,132		$ 2,600
Deferred tax asset, net	1,616			1,480				1,297
Other assets	3,207			3,751				4,335
Total assets	1,076,676			1,030,298				980,489
Other liabilities	2,385			3,973				1,875
Total liabilities	928,690			931,159				887,593
Retained earnings	21,719			17,025				12,272
Total stockholders' equity	147,986			99,139		$ 96,602		92,896		87,927
Total liabilities and stockholders' equity	$ 1,076,676			$ 1,030,298				980,489
Before restatement
Condensed Balance Sheet Statements, Captions [Line Items]
Loans held for investment								772,281
Deferred tax asset, net								1,342
Other assets								7,229
Total assets								979,716
Other liabilities								1,461
Total liabilities								887,179
Retained earnings								11,913
Total stockholders' equity								92,537		87,314
Total liabilities and stockholders' equity								979,716
Restatement
Condensed Balance Sheet Statements, Captions [Line Items]
Loans held for investment								580
SBA servicing asset								3,132
Deferred tax asset, net								(45)
Other assets								(2,894)
Total assets								773
Other liabilities								414
Total liabilities								414
Retained earnings								359
Total stockholders' equity								359		$ 613
Total liabilities and stockholders' equity								$ 773

[1]	Balance includes $(3.4) million and $(3.4) million of deferred fees, cost, premium and discount as of June 30, 2018 and December 31, 2017, respectively.
[2]	Balance includes $(3.4) million and $(2.6) million of deferred fees, cost, premium and discount as of December 31, 2017 and 2016.